Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas

The following table represents total sales by geographic area, based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2014	2013
United States	$23,162	$18,587
France	2,934	2,933
Other Countries(1)	4,972	4,322

Total	$31,068	$25,842

(1)	No additional locations are individually significant.

The following table represents total sales by geographic area, based on the location of the customer (in thousands):

	Years Ended December 31,
	2013	2012	2011
United States	$82,307	$64,801	$52,062
France	11,233	9,388	9,128
Other Countries(1)	18,054	16,729	16,785

Total	$111,594	$90,918	$77,975

(1)	No additional locations are individually significant.

Total Sales by Product Category

The following table represents total sales by product category (in thousands):

	Three Months Ended March 31,
	2014	2013
Exclusive technology products	$26,498	$20,881
Traditional fusion products	4,570	4,961

Total	$31,068	$25,842

and traditional fusion products. The following table represents total sales by product category (in thousands):

	Years Ended December 31,
	2013	2012	2011
Exclusive technology products	$92,818	$72,805	$57,450
Traditional fusion products	18,776	18,113	20,525

Total	$111,594	$90,918	$77,975

Schedule of Long-Lived Assets by Geographic Area

The following table represents long-lived assets by geographic area (in thousands):

	March 31, 2014	December 31, 2013
United States	$7,599	$7,446
France	4,015	3,615
Other Countries(1)	1,457	1,634

Total	$13,071	$12,695

(1)	No additional locations are individually significant.

The following table represents long-lived assets by geographic area (in thousands):

	December 31,
	2013	2012
United States	$7,446	$6,020
France	3,615	4,700
Other Countries(1)	1,634	1,576

Total	$12,695	$12,296

(1)	No additional locations are individually significant.